Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Cash and cash equivalents by currency

	Year Ended December 31,
	2020	2019
	(in thousands)
Denominated in NOK	$5,298	$11,799
Denominated in USD	1,295	1,823
Denominated in GBP	532	352
Denominated in CNY	173	152

Total	$7,298	$14,126